Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and Equipment

13.	Property and Equipment

Cost	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of January 1, 2024	5,363	1,072	917	15,165	1	22,518
Additions, net of transfers	246	—	11	—	—	256
Disposals	(2,215)	—	(387)	—	(1)	(2,602)
Deconsolidation of subsidiaries	(246)	—	(11)	—	—	(256)
Balance as of December 31, 2024	3,148	1,072	530	15,165	—	19,916
Additions, net of transfers	—	6	—	—	—	6
Disposals	(1,313)	—	(266)	—	—	(1,578)
Balance as of December 31, 2025	1,836	1,078	264	15,165	—	18,343

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of January 1, 2024	(4,142)	(698)	(894)	(7,248)	—	(12,982)
Depreciation	(139)	(153)	(13)	(1,503)	—	(1,807)
Disposals/Impairment	1,485	—	376	—	—	1,861
Deconsolidation of subsidiaries	81	—	—	—	—	81
Balance as of December 31, 2024	(2,715)	(851)	(530)	(8,751)	—	(12,847)
Depreciation	—	(154)	—	(1,431)	—	(1,585)
Disposals/Impairment	1,025	—	266	—	—	1,291
Balance as of December 31, 2025	(1,691)	(1,005)	(264)	(10,181)	—	(13,141)

Property and Equipment, net	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of December 31, 2024	433	221	—	6,414	—	7,069
Balance as of December 31, 2025	145	74	—	4,983	—	5,202
Depreciation of property and equipment is included in the general and administrative expenses and research and development expenses in the Consolidated Statement of Comprehensive Income/(Loss). The Group recorded depreciation expense of $1,585,
$1,807 and $2,955 for the years ended December 31, 2025, 2024 and 2023, respectively.